Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of long-term debt

(in millions)	December 31, 2018	December 31, 2017

CVR Partners:
9.25% Senior Secured Notes due June 2023 (a)	$645	$645
6.50% Senior Notes due April 2021	2	2
Unamortized discount and debt issuance costs	(18)	(22)
Total CVR Partners Debt	$629	$625

CVR Refining:
6.50% Senior Notes due November 2022 (b)	$500	$500
Capital lease obligations	44	45
Unamortized debt issuance cost	(3)	(4)
Current portion of capital lease obligations	(3)	(2)
Total CVR Refining Debt	$538	$539

Total Long-Term Debt	$1,167	$1,164

(a)	This debt was issued at a $16 million discount which is being amortized, as interest expense, over the remaining term of the debt. Debt issuance costs associated with this debt totaled $9 million.

(b)
Debt issuance costs associated with this debt totaled $9 million. On January 29, 2019, the 2022 Senior Notes were amended such that CVR Refining was replaced by CVR Energy Inc. as the primary guarantor, on a senior unsecured basis, of the 2022 Senior Notes. The CVR Energy Inc. guarantee is full and unconditional and joint and several. See Note 15 ("Guarantor Financial Information") for further discussion and implications of this change to guarantor.

Credit Facilities

(in millions)	Total Capacity	Amount Borrowed as of December 31, 2018	Outstanding Letters of Credit	Available Capacity as of December 31, 2018	Maturity Date

Amended and Restated Asset Based (ABL) Credit Facility (c)	$400	$—	$6	$394	November 14, 2022
Asset Based (ABL) Credit Facility (d)	50	—	—	50	September 30, 2021

(c)
Loans under the Amended and Restated ABL Credit Facility initially bear interest at an annual rate equal to (i) 1.50% plus LIBOR or (ii) 0.50% plus a base rate, subject to quarterly excess availability.

(d)
Loans under the ABL Credit Facility initially bear interest at an annual rate equal to (i) 2.00% plus LIBOR or (ii) 1.00% plus a base rate, subject to a 0.50% step-down based on the previous quarter’s excess availability.

Schedule of future payments required under capital lease
Future payments required under these capital lease at December 31, 2018 are as follows:

Year Ending December 31,	Capital Lease
(in millions)
2019 - 2023 (annually $7 million)	$35
Thereafter	37
Total future payments	72
Less: amount representing interest	28
Present value of future minimum payments	44
Less: current portion	3
Long-term portion	$41